Property, Plant and Equipment: (Details Text) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property Plant And Equipmentdetails Text [Abstract]
Writedowns of property, plant and equipment	$ 14,000
Purchase of transportation equipment		$ 489,560